INCOME TAX (Tables)	12 Months Ended
Sep. 30, 2025
INCOME TAX
Reconciliation of income taxes at statutory rates with reported taxes

Years ended September 30	2025	2024
Income (loss) before income taxes	$(44,810,876)	$8,191,922
Expected income tax expense (recovery)	(11,874,884)	2,170,857
Permanent differences	2,094,294	(250,237)
Share issue costs and other	4,840	(50,134)
Non-capital loss deferred (utilized)	—	(322,800)
Change in unrecognized deductible temporary differences	—	36,572
Total income tax recovery reported in the statements of comprehensive income	$(9,775,750)	$1,584,258
Current income tax recovery	(1,600,000)	1,547,686
Deferred income tax recovery	(8,175,750)	36,572
	$(9,775,750)	$1,584,258

Summary of income taxes related to items recognized in other comprehensive income

Years ended September 30	2025	2024
Current income tax
Non-capital loss carryback	$(1,600,000)	$—
Income tax expense (recovery)	$(1,600,000)	$—

Summary of net deferred tax liability

Years ended September 30	2025	2024
Deferred tax assets (liabilities)
Share issue costs	$560,648	$49,511
Investments	(2,952)	(5,770)
Cryptocurrencies	(6,231,773)	(904,628)
Long term assets	4,968,001	(109,608)
Convertible debt	(2,480,675)	—
Allowable capital losses	471,806	565,319
Non-capital losses available for future period	2,129,964	—
	(584,981)	(405,176)
Unrecognized deferred tax assets	—	$5,770
Net deferred tax liabilities	$(584,981)	$(399,406)

Schedule of change for the year in the net deferred tax liability

Years ended September 30	2025	2024
Balance, beginning of year	$(399,406)	$633,145
Deferred tax recovery (expense) recognized in net income	8,175,750	(36,572)
Other	(22,133)	—
Deferred tax expense recognized in equity	(3,012,047)	—
Deferred tax expense recognized in other comprehensive income	(5,327,145)	(995,979)
Balance, end of year	$(584,981)	$(399,406)